Related Party Disclosures - Compensation of Key Management Personnel (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 41,606	$ 5,872	¥ 39,703	¥ 40,831
Contribution to defined contribution plans	362	51	335	385
Cost of share-based payment				1,294
Total	¥ 41,968	$ 5,923	¥ 40,038	¥ 42,510